Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

10. INCOME TAXES

The breakout of the loss from continuing operations before income taxes between domestic and foreign operations is below:

	2018	2017
Loss before income taxes
United States	$(6,550,167)	$(6,925,267)
Foreign	(1,350,324)	(885,397)
	$(7,900,491)	$(7,810,664)

The income tax benefit for the years ended December 31, 2018 and 2017 consists of the following:

	2018	2017
Foreign
Current	$1,803	$61,766
Deferred	18,216	265,809
Change in Valuation Allowance	(8,010)	(277,126)
U.S. Federal
Current	-	-
Deferred	(1,305,934)	2,682,311
Change in Valuation Allowance	291,721	(3,362,028)
State and Local
Current	-	-
Deferred	(99,938)	65,450
Change in Valuation Allowance	400,918	(80,611)
	$(701,224)	$(644,429)

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (the “2017 Tax Act”). The 2017 Tax Act includes a number of changes to existing U.S. tax laws that impact the company, most notably a reduction of the U.S. corporate income tax rate from 35 percent to 21 percent for tax years beginning after December 31, 2017.

The benefit for income tax using statutory U.S. federal tax rate of 21% is reconciled to the Company’s effective tax rate as of December 31, 2018 and 2017 is as follows:

	2018	2017
Computed “expected” income tax benefit	$(1,659,103)	$(2,392,649)
State income taxes, net of federal benefit	(99,938)	(276,243)
Noncontrolling interest	87,389	140,879
Permanent Items	147,602	4,025
Capital loss expiration	50,220	-
Federal expense of tax rate change	-	4,836,697
Foreign Tax Expense	1,803	61,766
Other	86,174	169,244
Change in valuation allowance	684,629	(3,188,148)
	$(701,224)	$(644,429)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and the amounts used for tax purposes. Major components of deferred tax assets at December 31, 2018 and 2017 were:

	2018	2017
Net operating loss carryforwards	$11,106,000	$10,279,350
Capital loss carryforwards	-	50,226
Section 1231 loss carryforwards	79,869	78,176
Charitable contribution carryforwards	23,770	22,618
Section 163(j) limitation	479,264	-
Other	91,764	10,154
Restaurant startup expenses	23,369	-
Accrued expenses	159,623	68,477
Deferred occupancy liabilities	128,936	151,531
Revenue recognition	243,059	-
Total deferred tax assets	12,335,654	10,660,532

Property and equipment	-	(72,553)
Other asset and liability impairment	(122,326)	(62,008)
Investments	(204,863)	(114,519)
Intangibles and Goodwill	(432,572)	(465,841)
Total deferred tax liabilities	(759,761)	(714,921)

Net deferred tax assets	11,575,893	9,945,611
Valuation allowance	(11,652,658)	(10,724,970)
	$(76,765)	$(779,359)

The Company measures deferred tax assets and liabilities using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid. Accordingly, the Company’s deferred tax assets and liabilities were remeasured to reflect the reduction in the U.S. corporate income tax rate from 35 percent to 21 percent, resulting in approximately a $414,000 increase in income tax benefit for the year ended December 31, 2017 and a corresponding $414,000 decrease in net deferred tax liabilities as of December 31, 2017.

As of December 31, 2018 and 2017, the Company has U.S. federal and state net operating loss carryovers of approximately $41,266,000 and $38,590,000 respectively, which will expire at various dates beginning in 2031 through 2036, if not utilized with exception of loss carryovers generated in 2018. As a result of TCJA, net operating losses generated in 2018 and beyond have indefinite lives. As of December 31, 2018 and 2017 the Company has foreign net operating loss carryovers of approximately $2,330,000 and $2,360,000 (for South Africa), respectively. Depending on the jurisdiction, some of these net operating loss carryovers will begin to expire within 5 years, while other net operating losses can be carried forward indefinitely as long as the company is trading. In accordance with Section 382 of the internal revenue code, deductibility of the Company’s U.S. net operating loss carryovers may be subject to an annual limitation in the event of a change of control as defined under the Section 382 regulations. Quarterly ownership changes for the past 3 years were analyzed, and it was determined that there was no change of control as of December 31, 2018.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2018 and December 31, 2017 the change in valuation allowance was approximately $927,688 and ($2,904,457), respectively. The change in the valuation allowance for the year ended December 31, 2018 is net of the deferred tax adjustment from the implementation of ASC 606.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in their financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the company has taken or expects to take in its return. For those benefits to be recognized, a tax position must be more-likely-than- not to be sustained upon examination by taxing authorities. Differences between two positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits”. A liability is recognized for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing-authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

Interest related to uncertain tax positions are required to be calculated, if applicable, and would be classified as “interest expense” in the two statements of operations. Penalties would be recognized as a component of “general and administrative expenses”. As of December 31, 2018 and 2017, no interest or penalties were required to be reported.

The Company previously did not record a provision for taxes on undistributed foreign earnings, based on an intention and ability to permanently reinvest the earnings of its foreign subsidiaries in those operations. Under the Tax Cuts and Jobs Act, the Company has re-assessed its strategies by evaluating the impact of the Tax Cuts and Jobs Act on its operations. As a result of the Act, the Company analyzed if a liability needed to be recorded for the deemed repatriation of undistributed earnings. It was determined that there is a $0 outstanding liability associated with this based on overall negative undistributed earnings (accumulated deficit) in the consolidated foreign group.

Additionally, the Company had previously recorded a deferred tax liability associated with deemed repatriated earnings from UK, based on the Tax Cuts and Jobs Act, any future repatriation of dividends would qualify for a full participation exemption, thus removing the deferred tax liability as of December 31, 2017. The full value of the liability was previously fully offset but carryover NOLs, thus there is not impact to the overall tax expense of the Company.

During the 2018 fiscal year, numerous provisions of the TCJA went into effect. The Company evaluated these provisions and incorporated the estimated impact in the 2018 income tax expense. These provisions include, but are not limited to, reductions in the corporate income tax rate with regard to current income taxes, limitations with regard to interest expense under IRC §163(j) that disallows a portion of interest expense but is carried forward with no future expiration, changes to the deductibility of meals and entertainment, changes to bonus depreciation and a reduced tax rate on foreign export sales.

An additional provision of the TJCA is the implementation of the Global Intangible-Low Taxed Income Tax, or “GILTI.” The Company has elected to account for the impact of GILTI in the period in which the tax actually applies to the Company. During fiscal 2018, the Company incurred less than $100,000 of additional taxable income as a result of this provision. This increase of taxable income was incorporated into the overall net operating loss and valuation allowance.